TRADE AND OTHER RECEIVABLES, NET (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Mar. 31, 2021
TRADE AND OTHER RECEIVABLES, NET
Trade accounts receivable, net	$ 192,502	$ 189,250
Unbilled revenue, net	108,499	103,986
Accrued gas receivable		833
Other	100,632	46,132
Trade and other current receivables	$ 401,633	$ 340,201